Cash, Cash Equivalents, and Short-Term Investments	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents, and Short-Term Investments
3.	Cash, Cash Equivalents, and Short-Term Investments

Cash, cash equivalents and short-term investments consisted of the following (in thousands):

	December 31, 2017
	Amortized Cost	Unrealized Gain	Unrealized (Loss)	Estimated Fair Value
Cash	$1,115	$—	$—	$1,115

	$1,115	$—	$—	$1,115

	December 31, 2016
	Amortized Cost	Unrealized Gain	Unrealized (Loss)	Estimated Fair Value
Cash	$671	$—	$—	$671
Money market funds	2,864	—	—	2,864
U.S. government treasury bills	3,008	—	—	3,008
Corporate bonds and commercial paper	5,504	—	—	5,504

	$12,047	$—	$—	$12,047

Reported as:
Cash and cash equivalents				$3,535
Short-term investments				8,512

Total cash, cash equivalents and short-term investments				$12,047

As of December 31, 2016, the Company’s cash equivalents and short-term investments had a weighted-average time to maturity of less than one year, and the Company had the ability to hold its investments through their maturity dates. There have been no significant realized gains or losses on investments for the period presented.